Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - Accumulated impairment [member] - CLP ($)
$ in Thousands
		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 43,874,059	$ 43,874,059	$ 39,461,880
Increases (decreases) for the year		4,777,708	7,937,817
Amounts written off		(3,863,702)	(3,525,638)
Other movements		18,348
Balance at end of period		$ 49,479,880	$ 43,874,059
Initial balance adjustment for IFRS 9
Disclosure Of Financial Assets [Line Items]
Increases (decreases) for the year	$ 4,673,467